Average Annual Total Returns - Macquarie Global Allocation Fund	MSCI ACWI (All Country World Index) (gross) 1 year		MSCI ACWI (All Country World Index) (gross) 5 years		MSCI ACWI (All Country World Index) (gross) 10 years		MSCI ACWI (All Country World Index) (net) 1 year		MSCI ACWI (All Country World Index) (net) 5 years		MSCI ACWI (All Country World Index) (net) 10 years		Bloomberg US Aggregate Index 1 year		Bloomberg US Aggregate Index 5 years		Bloomberg US Aggregate Index 10 years		Bloomberg Global Aggregate Bond Index 1 year		Bloomberg Global Aggregate Bond Index 5 years		Bloomberg Global Aggregate Bond Index 10 years		65% MSCI ACWI (All Country World Index) (net) + 35% Bloomberg Global Aggregate Index 1 year		65% MSCI ACWI (All Country World Index) (net) + 35% Bloomberg Global Aggregate Index 5 years		65% MSCI ACWI (All Country World Index) (net) + 35% Bloomberg Global Aggregate Index 10 years		65% MSCI ACWI (All Country World Index) (net) + 35% Bloomberg Multiverse Index 1 year		65% MSCI ACWI (All Country World Index) (net) + 35% Bloomberg Multiverse Index 5 years		65% MSCI ACWI (All Country World Index) (net) + 35% Bloomberg Multiverse Index 10 years		Bloomberg Global Aggregate Index 1 year		Bloomberg Global Aggregate Index 5 years		Bloomberg Global Aggregate Index 10 years		Bloomberg Multiverse Index 1 year		Bloomberg Multiverse Index 5 years		Bloomberg Multiverse Index 10 years		Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class I 1 year	Class I 5 years	Class I 10 years	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	22.81%	[1]	12.27%	[1]	8.48%	[1]	22.20%	[1]	11.72%	[1]	7.93%	[1]	5.53%	[1]	1.10%	[1]	1.81%	[1]	5.72%	[1]	(0.32%)	[1]	0.38%	[1]	16.87%	[2]	8.31%	[2]	6.19%	[2]	16.95%	[2]	8.35%	[2]	6.23%	[2]	7.15%	[2]	1.40%	[2]	2.41%	[2]	7.36%	[2]	1.54%	[2]	2.52%	[2]	5.91%	5.70%	1.81%	4.59%	4.04%	(0.48%)	4.41%	4.14%	0.50%	10.67%	6.13%	1.75%	12.93%	7.32%	2.74%	12.93%	7.34%	4.50%	Feb. 26, 2018

[1]	In connection with new regulatory requirements, effective as of the annual report dated June 30, 2024, the Fund changed its broad-based securities market benchmark indexes to the MSCI ACWI Index and the Bloomberg US Aggregate Index. Effective as of the date of this prospectus, the Fund changed its broad-based securities market benchmark indexes to the MSCI ACWI Index and the Bloomberg Global Aggregate Index. Although the MSCI ACWI Index and the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the composite blended index for comparative purposes because the Manager believes it is more representative of the Fund's investment universe.
[2]	Effective as of the date of this prospectus, the Fund changed its secondary benchmark index from 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index to 65% MSCI ACWI Index + 35% Bloomberg Global Aggregate Index.